Risk Management Activities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) agency	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($) agency	Dec. 31, 2022 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Floating interest rates	14.00%	1500.00%		14.00%	1500.00%
Outstanding credit facilities	$ (46,000,000)	$ 449,000,000	$ (114,000,000)
Target percentage, four year period	6000.00%
Sensitivity analysis average	$ 0.03	0.03	0.03
Maximum credit exposure	$ 23,000,000	64,000,000
Number of credit rating agency | agency	1			1
Debt maturing	$ 400,000,000
After-tax gain reclassified from AOCI to net earnings	102,000,000	(460,000,000)	(222,000,000)
Net unrealized gain	44,000,000	384,000,000	97,000,000
Gains on foreign exchange and other derivatives	11,000,000	20,000,000	6,000,000
Unrealised Gains On Change In Fair Value Of Derivatives	(27,000,000)		(4,000,000)
Unrealised loss on foreign exchange and other derivatives		11,000,000
Net realised loss on change in fair value of derivatives	16,000,000
Net realized gains on foreign exchange and other derivatives		31,000,000	2,000,000
Collateral provided	145,000,000	304,000,000
Cash collateral	9,000,000	260,000,000
Additional collateral requirement	$ 154,000,000	594,000,000
Number Of Below Investment Grade Ratings From Credit Rating Agencies | agency	2			2
Trade and other receivables	$ 807,000,000	1,589,000,000
Recourse Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt maturing	411,000,000
Letter of credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	392,000,000	820,000,000
Surety Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Collateral posted on derivative liabilities	19,000,000	6,000,000
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
After-tax gain reclassified from AOCI to net earnings	(89,000,000)
Within one year | Lease Incentive Receivable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables	12,000,000
Long-term debt | Net investment hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount				$ 370	$ 370
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding credit facilities	400,000,000	433,000,000
Commodity Price Risk - Proprietary Trading
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	4,000,000	4,000,000	2,000,000
Commodity Price Risk - Generation
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	23,000,000	97,000,000	33,000,000
Commodity Price Risk - Generation - Mark To Market Value
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	16,000,000	45,000,000	$ 34,000,000
Interest rate risk | TAPC Holdings LP bond (Poplar Creek)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	86,000,000	$ 95,000,000
Commodity risk management | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	$ 0